                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT B
                                DATED MAY 1, 2004



Effective January 1, 2005, the following name changes will occur:

                           OLD NAME                                                           NEW NAME
-----------------------------------------------------------------   ----------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)  ("MANULIFE       JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK
USA")                                                               USA")
-----------------------------------------------------------------   ----------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK ("WE" OR       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("WE" OR "US"
"US" "THE COMPANY" OR "MANULIFE NEW YORK")                          OR "THE COMPANY" OR "JOHN HANCOCK NEW YORK"
-----------------------------------------------------------------   ----------------------------------------------------------------
MANULIFE FINANCIAL SECURITIES LLC ("MANULIFE FINANCIAL              JOHN HANCOCK DISTRIBUTORS LLC ("JHD LLC")
SECURITIES")
-----------------------------------------------------------------   ----------------------------------------------------------------
MANUFACTURERS SECURITIES SERVICES, LLC ("MSS")                      JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC ("JHIMS LLC")
-----------------------------------------------------------------   ----------------------------------------------------------------
MANUFACTURERS INVESTMENT TRUST ("TRUST" OR "MIT")                   JOHN HANCOCK TRUST ("TRUST" OR "JHT")
-----------------------------------------------------------------   ----------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE
ACCOUNT B (THE "SEPARATE ACCOUNT")                                  ACCOUNT B (THE "SEPARATE ACCOUNT")
-----------------------------------------------------------------   ----------------------------------------------------------------


                       SUPPLEMENT DATED DECEMBER 30, 2004
























NYAccum Supp 12/30/04
NYProtector Supp 12/30/04
NYSPVL Supp 12/30/04
NYSVUL03 Supp 12/30/04